Share-based payments	6 Months Ended
Jun. 30, 2024
Disclosure Of Share Based Payment Arrangements [Abstract]
Share-based payments	Share-based payments
On 1 December 2022, the Renumeration Committee authorized and the Group granted RSUs to employees, executives, and directors granting rights to Ordinary Shares once vesting conditions are met. Compensation expense for RSUs is determined based upon the market price of the Ordinary Shares underlying the awards on the date of grant and expensed over the vesting period, which is generally a 1 to 4-year period, with a 1-year cliff vesting period and subsequent monthly vesting, resulting from participants completing a service condition. Movements in RSUs during the six months ended 30 June 2024 are as follows:

	2024
	RSUs	Weighted Average Fair Value
Outstanding at 1 January	3,745,781	$7.04
New grants during the period	299,910	$11.02
Forfeited during the period	(519,953)	$7.85
Vested during the period	(815,940)	$7.00
Outstanding at 30 June	2,709,798	$7.33
The Group recognized $5.3 million and $11.9 million of share-based payment expense during the six months ended 30 June 2024 and 2023, respectively, as follows:

	30 June
	2024	2023
Cost of product revenue	508	1,769
Research and development expenses	1,443	2,625
General and administrative expenses	3,343	7,517
	5,294	11,911